COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 25, 2020	Sep. 21, 2020	Sep. 15, 2020	Sep. 08, 2020	Sep. 02, 2020	Aug. 18, 2020	Aug. 13, 2020	Jul. 10, 2020	Jul. 01, 2020	Jun. 30, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 12, 2020	Jun. 09, 2020	Jun. 08, 2020	Jun. 03, 2020	May 29, 2020	May 28, 2020	May 27, 2020	May 20, 2020	May 19, 2020	May 13, 2020	May 11, 2020	May 08, 2020	May 07, 2020	May 04, 2020	May 01, 2020	Apr. 28, 2020	Apr. 01, 2020	Mar. 13, 2020	Mar. 01, 2020	Feb. 13, 2020
Fair value of warrants issued	$ 245
Warrants issued to purchase common stcok	9,800,000
Warrant issuance price		$ 0.50
Montse Zaman [Member]
Fair value of warrants issued	$ 25
Warrants issued to purchase common stcok	1,000,000																												1,000,000
Warrants exercise price	$ 0.60																												$ 0.60
Warrant issuance price	$ 0.000025																												$ 0.000025
Original Note Date	May 01, 2020
Montse Zaman [Member] | Convertible Notes Payable [Member]
Original Note Date	Mar. 25, 2020	Jul. 06, 2018
Mike Zaman [Member]
Fair value of warrants issued	$ 25
Warrants issued to purchase common stcok	1,000,000																												1,000,000
Warrants exercise price	$ 0.60																												$ 0.60
Warrant issuance price	$ 0.000025																												$ 0.000025
Original Note Date	May 01, 2020
Mike Zaman [Member] | Convertible Notes Payable [Member]
Original Note Date	Jan. 19, 2018
Shahram Khial One [Member]
Fair value of warrants issued	$ 13									$ 13
Warrants issued to purchase common stcok	500,000									500,000
Warrants exercise price	$ 0.60									$ 0.60
Warrant issuance price	$ 0.000025									$ 0.000025
Original Note Date	Jul. 10, 2020
Shahram Khial [Member]
Fair value of warrants issued	$ 13																													$ 13
Warrants issued to purchase common stcok	500,000																													500,000
Warrants exercise price	$ 0.60																													$ 0.60
Warrant issuance price	$ 0.000025																													$ 0.000025
Original Note Date	Apr. 28, 2020
Theresa Kitt [Member]
Fair value of warrants issued	$ 5										$ 5
Warrants issued to purchase common stcok	200,000										200,000
Warrants exercise price	$ 0.60										$ 0.60
Warrant issuance price	$ 0.000025										$ 0.000025
Original Note Date	Jul. 01, 2020
Kenneth Cornell Bosket [Member]
Fair value of warrants issued	$ 25
Warrants issued to purchase common stcok	1,000,000															1,000,000
Warrants exercise price	$ 0.60															$ 0.60
Warrant issuance price	$ 0.000025															$ 0.000025
Original Note Date	Jun. 09, 2020
Roy S Worbets [Member]
Fair value of warrants issued	$ 5													$ 5
Warrants issued to purchase common stcok	200,000													200,000
Warrants exercise price	$ 0.60													$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Jun. 16, 2020
Ybelka Saint Hilaire [Member]
Fair value of warrants issued	$ 5																		$ 5
Warrants issued to purchase common stcok	200,000																		200,000
Warrants exercise price	$ 0.60																		$ 0.60
Warrant issuance price	$ 0.000025																		$ 0.000025
Original Note Date	May 29, 2020
Willy Rafael Saint-Hilaire [Member]
Fair value of warrants issued	$ 5																					$ 3
Warrants issued to purchase common stcok	200,000																					200,000
Warrants exercise price	$ 0.60																					$ 0.60
Warrant issuance price	$ 0.000025																					$ 0.000025
Original Note Date	May 20, 2020
Marvin A Saint-Hilaire [Member]
Fair value of warrants issued	$ 3																						$ 3
Warrants issued to purchase common stcok	100,000																						100,000
Warrants exercise price	$ 0.60																						$ 0.60
Warrant issuance price	$ 0.000025																						$ 0.000025
Original Note Date	May 19, 2020
Joan R. Saint-Hilaire [Member]
Fair value of warrants issued	$ 3																							$ 5
Warrants issued to purchase common stcok	100,000																						100,000	200,000
Warrants exercise price	$ 0.60																						$ 0.60	$ 0.60
Warrant issuance price	$ 0.000025																						$ 0.000025
Original Note Date	May 19, 2020
Wendell and Sharon Piper [Member]
Fair value of warrants issued	$ 5																							$ 5
Warrants issued to purchase common stcok	200,000																							200,000
Warrants exercise price	$ 0.60																							$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	May 13, 2020
Jacob Colvin [Member]
Fair value of warrants issued	$ 5																									$ 5
Warrants issued to purchase common stcok	200,000																									200,000
Warrants exercise price	$ 0.60																									$ 0.60
Warrant issuance price	$ 0.000025																									$ 0.000025
Original Note Date	May 08, 2020
Brett Matus [Member]
Fair value of warrants issued	$ 5																									$ 5
Warrants issued to purchase common stcok	200,000																									200,000
Warrants exercise price	$ 0.60																									$ 0.60
Warrant issuance price	$ 0.000025																									$ 0.000025
Original Note Date	May 08, 2020
Rudy Chacon [Member]
Fair value of warrants issued	$ 5																										$ 5
Warrants issued to purchase common stcok	200,000																										200,000
Warrants exercise price	$ 0.60																										$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	May 07, 2020
Arnold F. Sock [Member]
Fair value of warrants issued	$ 13																										$ 13
Warrants issued to purchase common stcok	500,000																										500,000
Warrants exercise price	$ 0.60																										$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	May 07, 2020
Arnulfo Saucedo-Bardan [Member]
Fair value of warrants issued	$ 25																											$ 25
Warrants issued to purchase common stcok	1,000,000																											1,000,000
Warrants exercise price	$ 0.60																											$ 0.60
Warrant issuance price	$ 0.000025																											$ 0.000025
Original Note Date	May 04, 2020
Munti Consulting LLC [Member]
Fair value of warrants issued	$ 25																																	$ 25
Warrants issued to purchase common stcok	1,000,000																																	1,000,000
Warrants exercise price	$ 0.060																																	$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Feb. 13, 2020
Related Party [Member]
Fair value of warrants issued	$ 220
Warrants issued to purchase common stcok	9,100,000
Seyed M Javad [Member]
Fair value of warrants issued	$ 5		$ 5
Warrants issued to purchase common stcok	200,000		200,000
Warrants exercise price	$ 0.60		$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Sep. 25, 2020
Richard W LeAndro Jr [Member]
Fair value of warrants issued	$ 13			$ 13
Warrants issued to purchase common stcok	500,000			500,000
Warrants exercise price	$ 0.60			$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Sep. 21, 2020
Donald Kitt [Member]
Fair value of warrants issued	$ 5										$ 5
Warrants issued to purchase common stcok	200,000										200,000
Warrants exercise price	$ 0.60										$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Jul. 01, 2020
Richard W LeAndro [Member]
Fair value of warrants issued	$ 13			$ 13
Warrants issued to purchase common stcok	500,000			500,000
Warrants exercise price	$ 0.60			$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Sep. 21, 2020
Salvatore Marasa [Member]
Fair value of warrants issued	$ 5				$ 5
Warrants issued to purchase common stcok	200,000				200,000
Warrants exercise price	$ 0.60				$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Sep. 15, 2020
Pejham Khial [Member]
Fair value of warrants issued	$ 13					$ 13
Warrants issued to purchase common stcok	500,000					500,000
Warrants exercise price	$ 0.60					$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Sep. 08, 2020
Hongsing Phou [Member]
Fair value of warrants issued	$ 5						$ 5
Warrants issued to purchase common stcok	200,000						200,000
Warrants exercise price	$ 0.60						$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Sep. 02, 2020
Monica Shayestehpour [Member]
Fair value of warrants issued	$ 25							$ 25
Warrants issued to purchase common stcok	1,000,000							1,000,000
Warrants exercise price	$ 0.60							$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Aug. 18, 2020
Monireh Sepahpour [Member]
Fair value of warrants issued	$ 13								$ 13
Warrants issued to purchase common stcok	500,000								500,000
Warrants exercise price	$ 0.60								$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Aug. 13, 2020
Chris Knudsen [Member]
Fair value of warrants issued	$ 5											$ 5
Warrants issued to purchase common stcok	200,000											200,000
Warrants exercise price	$ 0.60											$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Jun. 30, 2020
Elvis E. Saint-Hilaire [Member]
Fair value of warrants issued	$ 5												$ 5
Warrants issued to purchase common stcok	200,000												200,000
Warrants exercise price	$ 0.60												$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Jun. 19, 2020
Violet Gewerter [Member]
Fair value of warrants issued	$ 13														$ 13
Warrants issued to purchase common stcok	500,000														500,000
Warrants exercise price	$ 0.60														$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Jun. 12, 2020
Kim Smith [Member]
Fair value of warrants issued	$ 13															$ 13
Warrants issued to purchase common stcok	500,000															500,000
Warrants exercise price	$ 0.60															$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Jun. 09, 2020
Hassan M. Oji [Member]
Fair value of warrants issued	$ 8																$ 8
Warrants issued to purchase common stcok	300,000																300,000
Warrants exercise price	$ 0.60																$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Jun. 08, 2020
Jeffery Connell [Member]
Fair value of warrants issued	$ 3																	$ 3														$ 3
Warrants issued to purchase common stcok	100,000																	100,000														100,000
Warrants exercise price	$ 0.60																	$ 0.60														$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Jun. 03, 2020
Richard R Shehane [Member]
Fair value of warrants issued	$ 5																			$ 5
Warrants issued to purchase common stcok	200,000																			200,000
Warrants exercise price	$ 0.60																			$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	May 28, 2020
James Bobrik [Member]
Fair value of warrants issued	$ 5																				$ 5
Warrants issued to purchase common stcok	200,000																				200,000
Warrants exercise price	$ 0.60																				$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	May 27, 2020
Willy A. Saint-Hilaire [Member]
Fair value of warrants issued	$ 25																															$ 25
Warrants issued to purchase common stcok	1,000,000																															1,000,000	1,000,000
Warrants exercise price	$ 0.60																															$ 0.60	$ 0.60
Warrant issuance price	$ 0.000025																																$ 0.000025
Original Note Date	Mar. 13, 2020
Willy A. Saint-Hilaire [Member] | Convertible Notes Payable [Member]
Original Note Date	Sep. 29, 2020
Steven A. Fishman [Member]
Fair value of warrants issued	$ 5																							$ 5
Warrants issued to purchase common stcok	200,000																							200,000
Warrants exercise price	$ 0.60																							$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	May 13, 2020
Mohammad Sadrolashrafi [Member]
Fair value of warrants issued	$ 5																								$ 13
Warrants issued to purchase common stcok	500,000																								500,000
Warrants exercise price	$ 0.60																								$ 0.60
Warrant issuance price	$ 0.000025																								$ 0.000025
Original Note Date	May 11, 2020
Brian Colvin [Member]
Fair value of warrants issued	$ 25																									$ 5
Warrants issued to purchase common stcok	1,000,000																									1,000,000
Warrants exercise price	$ 0.60																									$ 0.60
Warrant issuance price	$ 0.000025																									$ 0.000025
Original Note Date	May 08, 2020
Malcom Ziman [Member]
Fair value of warrants issued	$ 5																									$ 5
Warrants issued to purchase common stcok	200,000																									200,000
Warrants exercise price	$ 0.60																									$ 0.60
Warrant issuance price	$ 0.000025																									$ 0.000025
Original Note Date	May 08, 2020
Barry Cohen [Member]
Fair value of warrants issued	$ 5																									$ 5
Warrants issued to purchase common stcok	200,000																									200,000
Warrants exercise price	$ 0.60																									$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	May 08, 2020
Glen J. Rineer [Member]
Fair value of warrants issued	$ 5																									$ 5
Warrants issued to purchase common stcok	200,000																									200,000
Warrants exercise price	$ 0.60																									$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	May 08, 2020
Sadegh Salmassi [Member]
Fair value of warrants issued	$ 5																										$ 5
Warrants issued to purchase common stcok	200,000																										200,000
Warrants exercise price	$ 0.60																										$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	May 07, 2020
Addicted 2 Marketing LLC [Member]
Fair value of warrants issued	$ 3																														$ 3
Warrants issued to purchase common stcok	100,000																														100,000
Warrants exercise price	$ 0.60																														$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Apr. 01, 2020
BBCKQK Trust Kevin Wiltz [Member]
Fair value of warrants issued	$ 25																															$ 25
Warrants issued to purchase common stcok	1,000,000																															1,000,000
Warrants exercise price	$ 0.60																															$ 0.60
Warrant issuance price	$ 0.000025
Original Note Date	Mar. 13, 2020